CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 356,237	$ 51,650	¥ 423,766
Time deposits	6,277	910	6,257
Restricted cash	17,730	2,571	255
Accounts receivable, net of allowance for doubtful accounts	68,733	9,965	48,458
Amounts due from related parties	698	101	839
Asset held for sale	106,539	15,447
Prepaid expenses and other current assets	111,339	16,142	139,757
Total current assets	667,553	96,786	619,332
Time deposits-non current	228	33	123
Accounts receivable, net of allowance for doubtful accounts-non current	182	26	90
Amounts due from related parties-non current	701	102	683
Property and equipment, net	122,834	17,809	299,441
Intangible assets, net	7,542	1,093	9,906
Right-of-use assets	350,501	50,818	495,936
Goodwill	52,782	7,653	52,782
Long-term investments, net	46,183	6,696	46,449
Deferred income tax assets	40,127	5,818	41,000
Other non-current assets, net	48,867	7,085	76,040
Total assets	1,337,500	193,919	1,641,782
Current liabilities:
Short-term bank loans	52,000	7,539	30,000
Accounts payable	6,330	918	8,914
Amounts due to related parties	87	13	554
Operating lease liabilities-current	197,969	28,703	239,937
Income taxes payable	108,434	15,721	89,000
Deferred revenue- current	1,688,610	244,825	2,008,078
Accrued expenses and other current liabilities	603,516	87,502	563,603
Total current liabilities	2,656,946	385,221	2,940,086
Deferred revenue- non current	14,051	2,037	16,774
Operating lease liabilities-non current	168,736	24,464	272,575
Other non-current liabilities	4,448	645	4,767
Total liabilities	2,844,181	412,367	3,234,202
Commitments and contingencies
Deficit:
Additional paid-in capital	1,363,845	197,739	1,347,205
Accumulated other comprehensive income	49,664	7,201	48,699
Accumulated deficit	(2,436,918)	(353,320)	(2,520,438)
Total deficit attributable to the shareholders of Tarena International, Inc.	(1,499,894)	(217,464)	(1,583,920)
Non-controlling interest	(6,787)	(984)	(8,500)
Total liabilities and shareholders' deficit	1,337,500	193,919	1,641,782
Class A ordinary shares
Deficit:
Ordinary shares	359	52	355
Treasury shares (7,199,870 and 10,608,950 Class A ordinary shares as of December 31, 2021 and 2022, at cost)	(476,918)	(69,147)	(459,815)
Class B ordinary shares
Deficit:
Ordinary shares	¥ 74	$ 11	¥ 74